WRL FREEDOM WEALTH PROTECTOR(R)

                         SUPPLEMENT DATED JUNE 30, 1999
                                       TO
                          PROSPECTUS DATED MAY 1, 1999

THE FOLLOWING INFORMATION REPLACES THE FIRST SIX PARAGRAPHS, IN THEIR ENTIRETY, UNDER THE SECTION "THE POLICY - WHEN INSURANCE COVERAGE TAKES EFFECT" ON PAGES 19 AND 20 OF THE PROSPECTUS:

WHEN INSURANCE COVERAGE TAKES EFFECT

         Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium is paid.

         CONDITIONAL INSURANCE COVERAGE. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, you will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AMOUNT OF CONDITIONAL        o        the specified amount applied for; or
INSURANCE COVERAGE IS THE        o        $300,000
LESSER OF:                       reduced by all amounts payable under all life
                                 insurance applications that the insured has pending with us.

CONDITIONAL LIFE INSURANCE       o        the date of your application; or
COVERAGE BEGINS ON THE           o        the date the insured completes all of
LATER OF:                                 the medical tests and examinations
                                          that we require; or
                                 o        the date of issue, if any, requested
                                          in the application.

CONDITIONAL LIFE INSURANCE       o        the date we determine the insured has
COVERAGE TERMINATES                       satisfied our underwriting
AUTOMATICALLY ON THE                      requirements and the insurance applied
EARLIEST OF:                              for takes effect (the Policy date); or
                                 o        60 days from the date the application
                                          was completed; or
                                 o        the date we determine that any person
                                          proposed for insurance in the
                                          application is not insurable according
                                          to our rules, limits and standards for
                                          the plan, amount and rate class shown
                                          in the application; or
                                 o        the date we modify the plan, amount,
                                          riders and/or the premium rate class
                                          shown in the application, or any
                                          supplemental agreements; or
                                 o        the date we mail notice of the ending
                                          of coverage and we refund the first
                                          premium to the applicant at the
                                          address shown on the application.

SPECIAL LIMITATIONS OF           o        the conditional receipt will be VOID:
THE CONDITIONAL RECEIPT:         o        ->   if not signed by an authorized
                                               agent of Western Reserve; or
                                          ->   in the event the application
                                               contains any fraud or material
                                               misrepresentation; or
                                          ->   if, on the date of the
                                               conditional receipt, the proposed
                                               insured is under 15 days of age
                                               or over 80 years of age.
                                 o        the conditional receipt does not
                                          provide benefits for disability and
                                          accidental death benefits.
                                 o        the conditional receipt does not
                                          provide benefits if any proposed
                                          insured commits suicide. In this case,
                                          Western Reserve's liability will be
                                          limited to return of the first premium
                                          paid with the application.